Share-Based Awards and Options (Tables)	12 Months Ended
May. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
The following table summarizes share-based compensation expense and the related income tax benefit recognized for stock options, restricted stock, performance units, TSR units, and shares issued under our employee stock purchase plan (each as described below).

	2015	2014	2013
		(in millions)
Share-based compensation expense	$21.1	$29.8	$18.4
Income tax benefit	$(6.9)	$(7.1)	$(5.6)

Schedule of Changes in Non-Vested Restricted Stock Awards Activity
The following table summarizes the changes in unvested share-based awards for the years ended May 31, 2015 and 2014 (shares in thousands):

	Shares	Weighted-Average Grant-Date Fair Value

Unvested at May 31, 2013	2,192	$22.00
Granted	1,088	23.55
Vested	(1,286)	22.31
Forfeited	(240)	22.40
Unvested at May 31, 2014	1,754	22.72
Granted	954	36.21
Vested	(648)	23.17
Forfeited	(212)	27.03
Unvested at May 31, 2015	1,848	$28.97

Schedule of Share-based Compensation, Stock Options, Activity
The following is a summary of our stock option activity as of and for the years ended May 31, 2015 and 2014:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at May 31, 2013	3,530	$17.55	3.5	$23.9
Granted	—	—
Forfeited	(130)	19.04
Exercised	(1,868)	15.20
Outstanding at May 31, 2014	1,532	20.36	3.8	21.3
Granted	306	35.78
Forfeited	(48)	27.42
Exercised	(896)	20.15
Outstanding at May 31, 2015	894	$25.47	5.2	$23.9

Options vested and exercisable at May 31, 2015	618	$20.88	3.5	$19.4

Options vested and exercisable at May 31, 2014	1,450	$20.42	3.6	$20.1

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The weighted-average grant-date fair value of each stock option granted during the year ended May 31, 2015 was $8.45. Fair value was estimated on the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

Risk-free interest rate	1.57%
Expected volatility	23.65%
Dividend yield	0.13%
Expected life (years)	5